Share-based Payments Arrangement - CHTSC's Outstanding Stock Options (Detail) - CHT Security Co., Ltd. (CHTSC) [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Granted on December 20, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0	40	1,083
Number of options, Options exercised		(20)	(1,002)
Number of options, Options forfeited		(20)	(41)
Number of options, Options outstanding at end of the year		0	40
Number of options, Options exercisable at end of the year		0	5
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0	$ 19.085	$ 19.085
Weighted average exercise price, Options exercised		19.085	19.085
Weighted average exercise price, Options forfeited		0	0
Weighted-average exercise price, Options outstanding at end of the year		0	19.085
Weighted average exercise price, Options exercisable at end of the year		$ 0	$ 19.085
Number of options, Weighted average remaining contractual life (years)		0 years	11 months 19 days
Granted on February 20, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	655	1,519	2,343
Number of options, Options exercised	(651)	(699)	(778)
Number of options, Options forfeited	(2)	(165)	(46)
Number of options, Options outstanding at end of the year	2	655	1,519
Number of options, Options exercisable at end of the year	2	5	7
Weighted-average exercise price, Options outstanding at beginning of the year	$ 19.085	$ 19.085	$ 19.085
Weighted average exercise price, Options exercised	19.085	19.085	19.085
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	19.085	19.085	19.085
Weighted average exercise price, Options exercisable at end of the year	$ 19.085	$ 19.085	$ 19.085
Number of options, Weighted average remaining contractual life (years)	1 month 20 days	1 year 1 month 20 days	2 years 1 month 20 days